SEGMENT AND GEOGRAPHIC INFORMATION - Major customers (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) customer	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Major customers
Number of major customers | customer	3
Revenue	€ 60,836	€ 90,246	€ 95,058
First customer
Major customers
Revenue	7,866	17,649	25,092
Second customer
Major customers
Revenue	6,500	16,361	11,876
Third customer
Major customers
Revenue	€ 6,232	€ 12,280	€ 0